WARRANTS LIABILITY (Details 8) - October 2016 Offering ($0.075 per shares) [Member]	12 Months Ended
Dec. 31, 2016
Dividend yield	0.00%
Expected term (years)	5 years
Minimum [Member]
Risk-free interest rate	1.75%
Volatility	77.00%
Maximum [Member]
Risk-free interest rate	2.04%
Volatility	89.00%